Consolidated Statements of Changes in (Deficit) Equity (Unaudited) - USD ($) shares in Thousands	Total	Common Shares	Share Capital Subscription	Accumulated Deficit
Balance, shares at Dec. 31, 2019		71,218
Balance, amount (Additional paid-in capital) at Dec. 31, 2019	$ 35,770,000
Balance, amount at Dec. 31, 2019	3,448,000	$ 136,554,000	$ (589,000)	$ (168,287,000)
Statement [Line Items]
Share issuance for cash, shares		3,742
Share issuance for cash, amount | Additional paid-in capital	(701,000)
Share issuance for cash, amount	8,687,000	$ 9,388,000	0	0
Stock-based compensation and service fee, shares		2,250
Stock-based compensation and service fee, amount | Additional paid-in capital	(3,340,000)
Stock-based compensation and service fee, amount	1,420,000	$ 4,760,000	0	0
Net loss | Additional paid-in capital	0
Net loss	(9,711,000)	$ 0	0	(9,711,000)
Balance, shares at Sep. 30, 2020		77,210
Balance, amount (Additional paid-in capital) at Sep. 30, 2020	31,729,000
Balance, amount at Sep. 30, 2020	38,440,000	$ 150,702,000	(589,000)	(177,998,000)
Balance, shares at Dec. 31, 2020		77,961
Balance, amount (Additional paid-in capital) at Dec. 31, 2020	(31,037,000)
Balance, amount at Dec. 31, 2020	2,145,000	$ 151,722,000	(589,000)	(180,025,000)
Statement [Line Items]
Share issuance for cash, shares		3,670
Share issuance for cash, amount | Additional paid-in capital	(717,000)
Share issuance for cash, amount	6,953,000	$ 7,670,000	0	0
Stock-based compensation and service fee, shares		2,865
Stock-based compensation and service fee, amount | Additional paid-in capital	(2,230,000)
Stock-based compensation and service fee, amount	1,882,000	$ 4,112,000	0	0
Net loss | Additional paid-in capital	0
Net loss	(9,727,000)	$ 0	0	(9,727,000)
Warrant issued | Additional paid-in capital	330,000
Warrant issued	330,000
Balance, shares at Sep. 30, 2021		84,496
Balance, amount (Additional paid-in capital) at Sep. 30, 2021	28,420,000
Balance, amount at Sep. 30, 2021	$ 1,583,000	$ 163,504,000	$ (589,000)	$ (189,752,000)